TAXATION - Deferred income tax liability (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax liability
Deferred income tax liability	$ (15,236)
Deductible temporary differences for which no deferred tax assets have been recognized	37,962	$ 75,948
Tax losses expiring in periods from 2030 to 2037	275,265	256,463
Investment tax credits	8,965	8,965
Tax loss carry forwards
Deferred income tax liability
Deferred income tax liability	74,400	53,266
Deductible temporary differences for which no deferred tax assets have been recognized		59,472
Long term debt
Deferred income tax liability
Deferred income tax liability	10,798	22,525
Investment tax credits
Deferred income tax liability
Deferred income tax liability	6,545	6,545
Financing costs
Deferred income tax liability
Deferred income tax liability	4,310	4,288
Other
Deferred income tax liability
Deferred income tax liability	2,080	756
Deductible temporary differences for which no deferred tax assets have been recognized	68	68
Decommissioning and restoration provision
Deferred income tax liability
Deferred income tax liability		4,978
Deductible temporary differences for which no deferred tax assets have been recognized	18,947
Inventories
Deferred income tax liability
Deferred income tax liability	(847)	(964)
Provincial mining tax attributes
Deferred income tax liability
Deferred income tax liability	(6,088)
Deductible temporary differences for which no deferred tax assets have been recognized	18,947	16,408
Mineral interests
Deferred income tax liability
Deferred income tax liability	$ (106,434)	$ (91,394)